Investments in Unconsolidated Subsidiaries and Affiliates	9 Months Ended
Sep. 30, 2014
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Subsidiaries and Affiliates

11. INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES

A summary of investments in unconsolidated subsidiaries and affiliates as of September 30, 2014 and December 31, 2013 is as follows:

	September 30, 2014	December 31, 2013
	(in millions)
Equity method	$616	$638
Cost method	10	7

Total	$626	$645